Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 1,026,990	$ 202,712
Accounts receivable	709,805	773,311
Prepaid expenses and deposits	95,503	24,302
Total current assets	1,832,298	1,000,325
Oil and gas properties, net	5,172,943	5,346,916
Property and equipment, net	147,134	128,257
Restricted cash	5,438	11,763
Total assets	7,157,813	6,487,261
Current liabilities:
Accounts payable and accrued liabilities	852,481	1,496,510
Loans payable	630,534	549,424
Lease liability	6,732	12,116
Total current liabilities	1,489,747	2,058,050
Asset retirement obligation	4,426,978	4,010,624
Loans payable	18,513	17,730
Convertible debt		11,027
Derivative liability	472,899	1,804,572
Lease liability	8,592	27,693
Total liabilities	6,416,729	7,929,696
Stockholders’ equity:
Common stock	1,828	1,253
Additional paid-in capital	33,295,413	27,508,468
Receivables for equity issued	(1,193,641)
Shares to be cancelled	5,323
Obligation to issue stock	7,450	15,342
Accumulated other comprehensive loss	(847,412)	(490,172)
Accumulated deficit	(30,527,877)	(28,477,326)
Total stockholders’ equity	741,084	(1,442,435)
Total liabilities and stockholders’ equity	$ 7,157,813	$ 6,487,261